Summary of Significant Accounting Policies - Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share
Weighted average common shares outstanding, basic	15,915,380	15,281,886
Plus potentially dilutive common shares, unvested restricted stock	140,047	101,931
Weighted average common shares outstanding, diluted	16,055,427	15,383,817